Allmerica FINANCIAL SERVICES

Semi-Annual Report
JUNE 30, 2002
.. Allmerica Advantage
Variable Annuity/
ExecAnnuity Plus
.. Allmerica Immediate
Advantage
.. Premier Choice
We will be mailing you a paper update of this document annually. If you would prefer to receive it electronically, please visit www.e-z-delivery.com to sign up.

                              GENERAL INFORMATION


OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC) AND FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (FAFLIC)

John F. O'Brien, Chairman of the Board (AFLIAC) and President, CEO (FAFLIC) Mark A. Hug, President, CEO (AFLIAC) and Vice President (FAFLIC)
Richard M. Reilly, Senior Vice President
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Secretary and Counsel

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
  AIM V.I. Aggressive Growth Fund
  AIM V.I. Basic Value Fund
  AIM V.I. Blue Chip Fund
  AIM V.I. Capital Development Fund
  AIM V.I. Premier Equity Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  AllianceBernstein Small Cap Value Portfolio
  AllianceBernstein Value Portfolio
  Alliance Growth and Income Portfolio
  Alliance Premier Growth Portfolio
  Alliance Technology Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Government Bond Fund
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   520 Madison Avenue, New York, NY 10022
     Select Value Opportunity Fund

   Goldman Sachs Asset Management
   32 Old Slip, New York, NY 10005
     Core Equity Fund (Co-Sub-Adviser)

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue, New York, NY 10036
     Select Growth and Income Fund
   Jennison Associates LLC
   466 Lexington Avenue, New York, NY 10017
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Massachusetts Financial Services Company
   500 Boylston Street, Boston, MA 02116
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, LLC
   One Post Office Square, Boston, MA 02109
     Select Growth Fund

   Schroder Investment Management North America Inc.
   875 Third Avenue, New York, NY 10022
     Select Emerging Markets Fund

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   TCW Investment Management Company
   865 South Figueroa Street, Los Angeles, CA 90017
     Select Strategic Growth Fund

   UBS Global Asset Management (Americas) Inc.
   209 South LaSalle Street, Chicago, IL 60604
     Core Equity Fund (Co-Sub-Adviser)

   Western Asset Management Company
   117 E. Colorado Blvd., Pasadena, CA 91105
   Western Asset Management Company Limited
   155 Bishopgate, London, UK EC2M3TY
     Select Strategic Income Fund

INVESTMENT ADVISERS (CONTINUED)
Delaware International Advisers Ltd.
80 Cheapside, London, England EC2V6EE
  Delaware VIP International Value Equity Series

Delaware Management Company
2005 Market Street, Philadelphia, PA 19103
  Delaware VIP Growth Opportunities Series

Deutsche Investment Management Americas Inc.
345 Park Avenue, New York, NY 10154
  Scudder Technology Growth Portfolio
  SVS Dreman Financial Services Portfolio

Eaton Vance Management
255 State Street, Boston, MA 02109
  Eaton Vance VT Floating-Rate Income Fund

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP II Asset Manager Portfolio
  Fidelity VIP II Contrafund Portfolio
  Fidelity VIP III Growth Opportunities Portfolio
  Fidelity VIP III Mid Cap Portfolio
  Fidelity VIP III Value Strategies Portfolio

                              GENERAL INFORMATION



Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
  FT VIP Franklin Growth and Income Securities Fund
  FT VIP Franklin Large Cap Growth Securities Fund
  FT VIP Franklin Small Cap Fund
  FT VIP Franklin Small Cap Value Securities Fund
  FT VIP Mutual Shares Securities Fund
  FT VIP Templeton Foreign Securities Fund

INVESCO Funds Group, Inc.
4350 South Monaco Street, Denver, CO 80217
  INVESCO VIF-Health Sciences Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Growth Portfolio
  Janus Aspen Growth and Income Portfolio

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
  MFS Mid Cap Growth Series
  MFS New Discovery Series
  MFS Total Return Series
  MFS Utilities Series

Oppenheimer Funds, Inc.
498 Seventh Avenue, New York, NY 10018
  Oppenheimer Capital Appreciation Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer High Income Fund/VA
  Oppenheimer Main Street Growth & Income Fund/VA
  Oppenheimer Multiple Strategies Fund/VA

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
  Pioneer Emerging Markets VCT Portfolio
  Pioneer Real Estate Shares VCT Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
  T. Rowe Price International Stock Portfolio

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA ADVANTAGE VARIABLE ANNUITY/EXECANNUITY PLUS (AFLIAC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                            Without Surrender Charge
                                                                                                    and Contract Fee
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                          4/29/85    9/4/91  -23.30% -0.47%    7.27%     7.27%
AIT Equity Index Fund                                         9/28/90    9/4/91  -19.50%  1.91%    9.37%     9.37%
AIT Government Bond Fund                                      8/26/91    9/8/91    6.85%  5.16%    4.73%     4.73%
AIT Money Market Fund                                         4/29/85    9/9/91    1.07%  3.50%    3.25%     3.25%
AIT Select Aggressive Growth Fund                             8/21/92   9/16/92  -26.80% -4.95%    5.50%     5.05%
AIT Select Capital Appreciation Fund                          4/28/95   4/28/95  -12.51%  6.58%   10.90%    10.90%
AIT Select Emerging Markets Fund                              2/20/98    8/1/00   -8.86%    N/A   -8.43%   -20.42%
AIT Select Growth Fund                                        8/21/92   9/16/92  -28.06% -1.21%    5.83%     5.42%
AIT Select Growth and Income Fund                             8/21/92   9/16/92  -22.36% -1.71%    5.58%     5.55%
AIT Select International Equity Fund                           5/2/94    5/3/94  -12.48% -1.02%    4.08%     4.08%
AIT Select Investment Grade Income Fund                       4/29/85    9/5/91    5.92%  5.21%    5.47%     5.47%
AIT Select Strategic Growth Fund                              2/20/98    8/1/00  -47.62%    N/A  -23.38%   -45.09%
AIT Select Strategic Income Fund                               7/3/00    5/1/01    5.38%    N/A    6.45%     5.10%
AIT Select Value Opportunity Fund                             4/30/93    5/2/93   -4.24%  7.26%   10.59%    10.60%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                5/1/98    8/1/00  -24.23%    N/A   -2.08%   -24.15%
AIM V.I. Blue Chip Fund                                      12/29/99    5/1/01  -25.48%    N/A  -20.21%   -25.82%
AIM V.I. Premier Equity Fund                                   5/5/93    8/1/00  -27.79%  0.07%    8.17%   -23.74%
AIM V.I. Basic Value Fund (Series II Shares)                  9/10/01    5/1/02      N/A    N/A   -8.52%   -11.18%
AIM V.I. Capital Development Fund (Series II Shares)           5/1/98    5/1/02  -13.08%    N/A    1.47%    -9.57%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Small Cap Value Portfolio                    5/1/01    5/1/02   14.73%    N/A   13.71%    -5.88%
AllianceBernstein Value Portfolio                              5/1/01    5/1/02   -4.15%    N/A   -4.30%    -6.35%
Alliance Growth and Income Portfolio                          1/14/91    8/1/00  -18.96%  6.69%   11.49%    -5.70%
Alliance Premier Growth Portfolio                             6/26/92    8/1/00  -27.83%  1.83%   10.29%   -29.45%

                                                                           With Surrender Charge
                                                                               and Contract Fee*
                                                                                        10 Years
                                                                             10 Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                         -29.02% -1.58%    7.11%     7.11%
AIT Equity Index Fund                                        -25.49%  0.83%    9.27%     9.27%
AIT Government Bond Fund                                      -0.88%  4.29%    4.70%     4.70%
AIT Money Market Fund                                         -6.25%  2.58%    3.22%     3.22%
AIT Select Aggressive Growth Fund                            -32.27% -6.03%    5.36%     4.90%
AIT Select Capital Appreciation Fund                         -18.93%  5.69%   10.66%    10.66%
AIT Select Emerging Markets Fund                             -15.43%    N/A   -9.39%   -23.47%
AIT Select Growth Fund                                       -33.42% -2.26%    5.73%     5.31%
AIT Select Growth and Income Fund                            -28.08% -2.75%    5.48%     5.44%
AIT Select International Equity Fund                         -18.95% -2.09%    3.84%     3.84%
AIT Select Investment Grade Income Fund                       -1.79%  4.29%    5.38%     5.38%
AIT Select Strategic Growth Fund                             -51.39%    N/A  -24.19%   -47.20%
AIT Select Strategic Income Fund                              -2.26%    N/A    2.60%    -1.49%
AIT Select Value Opportunity Fund                            -11.26%  6.35%   10.49%    10.49%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                              -29.73%    N/A   -3.18%   -27.10%
AIM V.I. Blue Chip Fund                                      -30.85%    N/A  -22.26%   -30.44%
AIM V.I. Premier Equity Fund                                 -33.02% -0.86%    8.17%   -26.69%
AIM V.I. Basic Value Fund (Series II Shares)                     N/A    N/A  -15.10%   -17.57%
AIM V.I. Capital Development Fund (Series II Shares)         -19.34%    N/A    0.35%   -16.08%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Small Cap Value Portfolio                    6.73%    N/A    6.94%   -12.65%
AllianceBernstein Value Portfolio                            -11.05%    N/A  -10.25%   -13.10%
Alliance Growth and Income Portfolio                         -24.84%  5.89%   11.49%    -9.36%
Alliance Premier Growth Portfolio                            -33.07%  0.89%   10.28%   -32.19%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA ADVANTAGE VARIABLE ANNUITY/EXECANNUITY PLUS (AFLIAC) CONT.

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                            Without Surrender Charge
                                                                                                    and Contract Fee
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

Delaware VIP Trust
Delaware VIP International Value Equity Series               10/29/92    5/6/93   -2.32%  0.45%   6.13%      6.35%
Delaware VIP Growth Opportunities Series (Service Class)      7/12/91    8/1/00  -17.48%  5.32%   9.08%    -22.42%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund                       5/1/01    5/1/01   -0.60%    N/A  -0.28%     -0.28%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio                          10/9/86    9/5/91  -11.30%  3.28%  10.57%     10.57%
Fidelity VIP Growth Portfolio                                 10/9/86    9/5/91  -27.48%  2.74%  10.20%     10.20%
Fidelity VIP High Income Portfolio                            9/19/85   9/24/91  -10.41% -7.22%   1.78%      1.78%
Fidelity VIP Overseas Portfolio                               1/28/87    9/5/91  -14.45% -2.28%   3.55%      3.55%
Fidelity VIP II Asset Manager Portfolio                        9/6/89    5/4/94  -10.19%  1.72%   6.18%      5.35%
Fidelity VIP II Contrafund Portfolio (Service Class 2)         1/3/95    5/1/01   -4.99%  6.05%  12.60%     -6.03%
Fidelity VIP III Growth Opportunities Portfolio (Service
  Class 2)                                                     1/3/95    8/1/00  -19.99% -3.64%   5.09%    -20.82%
Fidelity VIP III Mid Cap Portfolio (Service Class 2)         12/28/98    5/1/02    0.08%    N/A  19.20%     -5.30%
Fidelity VIP III Value Strategies Portfolio (Service Class
  2)                                                          2/20/02    5/1/02      N/A    N/A  -7.48%    -11.81%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and Income Securities Fund             1/24/89    8/1/00   -8.16% -1.15%   1.29%     -0.35%
FT VIP Franklin Large Cap Growth Securities Fund               5/1/96    5/1/02  -24.67%  3.86%   6.55%     -9.23%
FT VIP Franklin Small Cap Fund                                11/1/95    8/1/00  -22.47%  3.18%   7.60%    -24.57%
FT VIP Mutual Shares Securities Fund                          11/8/96    5/1/02   -9.15%  6.15%   7.30%     -7.29%
FT VIP Templeton Foreign Securities Fund                       5/1/92    5/1/02   -9.98%  0.27%   7.98%     -3.61%

                                                                           With Surrender Charge
                                                                               and Contract Fee*
                                                                                        10 Years
                                                                             10 Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

Delaware VIP Trust
Delaware VIP International Value Equity Series                -9.43% -0.57%    6.04%     6.27%
Delaware VIP Growth Opportunities Series (Service Class)     -23.44%  4.49%    9.08%   -25.41%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund                      -7.76%    N/A   -6.48%    -6.48%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio                         -17.91%  2.13%   10.39%    10.39%
Fidelity VIP Growth Portfolio                                -32.95%  1.61%   10.03%    10.03%
Fidelity VIP High Income Portfolio                           -16.95% -8.19%    1.68%     1.68%
Fidelity VIP Overseas Portfolio                              -20.71% -3.29%    3.45%     3.45%
Fidelity VIP II Asset Manager Portfolio                      -16.71%  0.73%    6.13%     5.22%
Fidelity VIP II Contrafund Portfolio (Service Class 2)       -11.84%  5.25%   12.48%   -11.88%
Fidelity VIP III Growth Opportunities Portfolio (Service
  Class 2)                                                   -25.76% -4.52%    4.90%   -23.86%
Fidelity VIP III Mid Cap Portfolio (Service Class 2)          -7.13%    N/A   18.08%   -12.12%
Fidelity VIP III Value Strategies Portfolio (Service Class
  2)                                                             N/A    N/A  -14.14%   -18.16%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and Income Securities Fund            -14.78% -2.05%    1.29%    -4.17%
FT VIP Franklin Large Cap Growth Securities Fund             -30.09%  2.99%    6.20%   -15.77%
FT VIP Franklin Small Cap Fund                               -28.08%  2.27%    7.29%   -27.50%
FT VIP Mutual Shares Securities Fund                         -15.69%  5.35%    6.78%   -13.97%
FT VIP Templeton Foreign Securities Fund                     -16.46% -0.65%    7.98%   -10.55%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA ADVANTAGE VARIABLE ANNUITY/EXECANNUITY PLUS (AFLIAC) CONT.

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                            Without Surrender Charge
                                                                                                    and Contract Fee
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                              5/22/97   8/1/00   -16.53%  8.36%    8.14%   -10.41%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                                  9/13/93   8/1/00   -29.35%  1.05%    6.66%   -28.27%
Janus Aspen Growth and Income Portfolio                        5/1/98   8/1/00   -18.28%    N/A    6.38%   -18.25%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                                      5/1/00   5/1/02   -46.01%    N/A  -27.54%   -18.92%
MFS New Discovery Series                                       5/1/98   5/1/02   -23.24%    N/A    5.39%   -10.75%
MFS Total Return Series                                        1/3/95   5/1/02    -3.33%  5.78%   10.13%    -4.09%
MFS Utilities Series                                           1/3/95   5/1/02   -33.69%  1.69%    8.54%   -12.63%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA                       4/3/85   5/1/02   -27.00%  4.66%   11.25%   -12.58%
Oppenheimer Global Securities Fund/VA                        11/12/90   5/1/02   -12.37%  8.50%   10.72%    -7.37%
Oppenheimer High Income Fund/VA                               4/30/86   5/1/02    -5.17% -0.50%    5.38%    -5.71%
Oppenheimer Main Street Growth & Income Fund/VA                7/5/95   5/1/02   -12.72%  0.75%    9.06%    -7.09%
Oppenheimer Multiple Strategies Fund/VA                        2/9/87   5/1/02   -11.32%  3.55%    7.28%    -6.15%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio                       10/30/98   8/1/00     1.75%    N/A    3.76%   -15.13%
Pioneer Real Estate Shares VCT Portfolio                       3/1/95   8/1/00    12.56%  5.07%   10.49%     9.53%

Scudder Variable Series II
Scudder Technology Growth Portfolio                            5/3/99   8/1/00   -40.66%    N/A  -13.38%   -43.22%
SVS Dreman Financial Services Portfolio                        5/4/98   8/1/00    -5.57%    N/A    1.38%     6.81%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                   3/31/94   5/1/95   -12.34% -4.04%    1.44%     1.14%

                                                                           With Surrender Charge
                                                                               and Contract Fee*
                                                                                        10 Years
                                                                             10 Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                             -22.57%  7.61%    7.56%   -13.87%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                                 -34.49%  0.11%    6.58%   -31.07%
Janus Aspen Growth and Income Portfolio                      -24.19%    N/A    5.35%   -21.42%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                                    -49.90%    N/A  -29.68%   -24.75%
MFS New Discovery Series                                     -28.76%    N/A    4.35%   -17.18%
MFS Total Return Series                                      -10.29%  4.97%    9.99%   -11.00%
MFS Utilities Series                                         -38.46%  0.76%    8.39%   -18.92%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA                     -32.26%  3.81%   11.25%   -18.87%
Oppenheimer Global Securities Fund/VA                        -18.68%  7.77%   10.72%   -14.04%
Oppenheimer High Income Fund/VA                              -12.00% -1.41%    5.38%   -12.50%
Oppenheimer Main Street Growth & Income Fund/VA              -19.01% -0.18%    8.80%   -13.78%
Oppenheimer Multiple Strategies Fund/VA                      -17.70%  2.66%    7.28%   -12.91%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio                        -5.58%    N/A    2.25%   -18.39%
Pioneer Real Estate Shares VCT Portfolio                       4.56%  4.23%   10.34%     5.61%

Scudder Variable Series II
Scudder Technology Growth Portfolio                          -44.96%    N/A  -14.92%   -45.43%
SVS Dreman Financial Services Portfolio                      -12.38%    N/A    0.25%     2.79%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                  -18.74% -5.01%    1.25%     0.80%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY


ALLMERICA ADVANTAGE VARIABLE ANNUITY/EXECANNUITY PLUS (FAFLIC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                            Without Surrender Charge
                                                                                                    and Contract Fee
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                          4/29/85   4/20/94  -23.30% -0.47%    7.26%     7.65%
AIT Equity Index Fund                                         9/28/90   4/21/94  -19.50%  1.91%    9.37%    10.07%
AIT Government Bond Fund                                      8/26/91   4/20/94    6.85%  5.16%    4.73%     4.96%
AIT Money Market Fund                                         4/29/85   4/10/94    1.07%  3.50%    3.25%     3.60%
AIT Select Aggressive Growth Fund                             8/21/92   4/20/94  -26.80% -4.95%    5.49%     3.08%
AIT Select Capital Appreciation Fund                          4/28/95   4/28/95  -12.51%  6.58%   10.90%    10.90%
AIT Select Emerging Markets Fund                              2/20/98    8/1/00   -8.86%    N/A   -8.43%   -20.42%
AIT Select Growth Fund                                        8/21/92   4/20/94  -28.06% -1.21%    5.83%     6.92%
AIT Select Growth and Income Fund                             8/21/92   4/20/94  -22.36% -1.71%    5.58%     6.21%
AIT Select International Equity Fund                           5/2/94    5/3/94  -12.48% -1.02%    4.08%     4.08%
AIT Select Investment Grade Income Fund                       4/29/85   4/21/94    5.92%  5.21%    5.47%     5.50%
AIT Select Strategic Growth Fund                              2/20/98    8/1/00  -47.62%    N/A  -23.38%   -45.10%
AIT Select Strategic Income Fund                               7/3/00    5/1/01    5.38%    N/A    6.45%     5.10%
AIT Select Value Opportunity Fund                             4/30/93   4/20/94   -4.24%  7.26%   10.58%    10.60%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                5/1/98    8/1/00  -24.23%    N/A   -2.08%   -24.15%
AIM V.I. Blue Chip Fund                                      12/29/99    5/1/01  -25.48%    N/A  -20.22%   -25.83%
AIM V.I. Premier Equity Fund                                   5/5/93    8/1/00  -27.79%  0.07%    8.17%   -23.74%
AIM V.I. Basic Value Fund (Series II Shares)                  9/10/01    5/1/02      N/A    N/A   -8.52%   -11.18%
AIM V.I. Capital Development Fund (Series II Shares)           5/1/98    5/1/02  -13.09%    N/A    1.46%    -9.57%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Small Cap Value Portfolio                    5/1/01    5/1/02   14.73%    N/A   13.70%    -5.88%
AllianceBernstein Value Portfolio                              5/1/01    5/1/02   -4.15%    N/A   -4.30%    -6.35%
Alliance Growth and Income Portfolio                          1/14/91    8/1/00  -18.96%  6.69%   11.49%    -5.70%
Alliance Premier Growth Portfolio                             6/26/92    8/1/00  -27.83%  1.83%   10.29%   -29.45%

                                                                           With Surrender Charge
                                                                               and Contract Fee*
                                                                                        10 Years
                                                                             10 Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                         -29.00% -1.55%    7.14%     7.45%
AIT Equity Index Fund                                        -25.49%  0.83%    9.28%     9.91%
AIT Government Bond Fund                                      -0.88%  4.30%    4.70%     4.84%
AIT Money Market Fund                                         -6.26%  2.57%    3.19%     3.45%
AIT Select Aggressive Growth Fund                            -32.29% -6.04%    5.34%     2.79%
AIT Select Capital Appreciation Fund                         -18.93%  5.68%   10.65%    10.65%
AIT Select Emerging Markets Fund                             -15.43%    N/A   -9.39%   -23.47%
AIT Select Growth Fund                                       -33.45% -2.29%    5.71%     6.71%
AIT Select Growth and Income Fund                            -28.09% -2.75%    5.47%     6.03%
AIT Select International Equity Fund                         -18.95% -2.09%    3.84%     3.84%
AIT Select Investment Grade Income Fund                       -1.76%  4.33%    5.42%     5.37%
AIT Select Strategic Growth Fund                             -51.40%    N/A  -24.19%   -47.21%
AIT Select Strategic Income Fund                              -2.21%    N/A    2.60%    -1.44%
AIT Select Value Opportunity Fund                            -11.28%  6.34%   10.46%    10.41%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                              -29.72%    N/A   -3.18%   -27.09%
AIM V.I. Blue Chip Fund                                      -30.85%    N/A  -22.26%   -30.44%
AIM V.I. Premier Equity Fund                                 -33.02% -0.86%    8.17%   -26.69%
AIM V.I. Basic Value Fund (Series II Shares)                     N/A    N/A  -15.11%   -17.57%
AIM V.I. Capital Development Fund (Series II Shares)         -19.34%    N/A    0.35%   -16.08%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Small Cap Value Portfolio                    6.73%    N/A    6.94%   -12.65%
AllianceBernstein Value Portfolio                            -11.05%    N/A  -10.25%   -13.10%
Alliance Growth and Income Portfolio                         -24.83%  5.89%   11.49%    -9.35%
Alliance Premier Growth Portfolio                            -33.06%  0.89%   10.28%   -32.19%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY


ALLMERICA ADVANTAGE VARIABLE ANNUITY/EXECANNUITY PLUS (FAFLIC) CONT.

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.


                                                                                            Without Surrender Charge
                                                                                                    and Contract Fee
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

Delaware VIP Trust
Delaware VIP International Value Equity Series               10/29/92   4/20/94   -2.32%  0.45%   5.30%      5.30%
Delaware VIP Growth Opportunities Series (Service Class)      7/12/91    8/1/00  -17.48%  5.32%   9.08%    -22.42%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund                       5/1/01    5/1/01   -0.60%    N/A  -0.28%     -0.28%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio                          10/9/86   4/20/94  -11.30%  3.28%  10.57%     10.02%
Fidelity VIP Growth Portfolio                                 10/9/86   4/20/94  -27.48%  2.74%  10.19%      9.45%
Fidelity VIP High Income Portfolio                            9/19/85   4/20/94  -10.41% -7.22%   1.77%     -0.27%
Fidelity VIP Overseas Portfolio                               1/28/87   4/20/94  -14.45% -2.28%   3.54%      2.41%
Fidelity VIP II Asset Manager Portfolio                        9/6/89   5/11/94  -10.19%  1.72%   6.18%      5.48%
Fidelity VIP II Contrafund Portfolio (Service Class 2)         1/3/95    5/1/01   -4.99%  6.05%  12.60%     -6.03%
Fidelity VIP III Growth Opportunities Portfolio (Service
  Class 2)                                                     1/3/95    8/1/00  -19.99% -3.64%   5.09%    -20.82%
Fidelity VIP III Mid Cap Portfolio (Service Class 2)         12/28/98    5/1/02    0.08%    N/A  19.20%     -5.31%
Fidelity VIP III Value Strategies Portfolio (Service Class
  2)                                                          2/20/02    5/1/02      N/A    N/A  -7.48%    -11.81%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and Income Securities Fund             1/24/89    8/1/00   -8.16% -1.15%   1.29%     -0.34%
FT VIP Franklin Large Cap Growth Securities Fund               5/1/96    5/1/02  -24.67%  3.86%   6.55%     -9.23%
FT VIP Franklin Small Cap Fund                                11/1/95    8/1/00  -22.47%  3.18%   7.60%    -24.57%
FT VIP Mutual Shares Securities Fund                          11/8/96    5/1/02   -9.15%  6.15%   7.30%     -7.29%
FT VIP Templeton Foreign Securities Fund                       5/1/92    5/1/02   -9.98%  0.27%   7.98%     -3.61%

                                                                           With Surrender Charge
                                                                               and Contract Fee*
                                                                                        10 Years
                                                                             10 Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

Delaware VIP Trust
Delaware VIP International Value Equity Series                -9.43% -0.57%    5.13%     5.13%
Delaware VIP Growth Opportunities Series (Service Class)     -23.44%  4.49%    9.08%   -25.41%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund                      -7.76%    N/A   -6.48%    -6.48%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio                         -17.90%  2.14%   10.39%     9.76%
Fidelity VIP Growth Portfolio                                -32.98%  1.60%   10.01%     9.19%
Fidelity VIP High Income Portfolio                           -16.96% -8.22%    1.65%    -0.52%
Fidelity VIP Overseas Portfolio                              -20.70% -3.28%    3.45%     2.21%
Fidelity VIP II Asset Manager Portfolio                      -16.70%  0.74%    6.13%     5.35%
Fidelity VIP II Contrafund Portfolio (Service Class 2)       -11.83%  5.25%   12.48%   -11.87%
Fidelity VIP III Growth Opportunities Portfolio (Service
  Class 2)                                                   -25.76% -4.52%    4.90%   -23.86%
Fidelity VIP III Mid Cap Portfolio (Service Class 2)          -7.13%    N/A   18.08%   -12.12%
Fidelity VIP III Value Strategies Portfolio (Service Class
  2)                                                             N/A    N/A  -14.14%   -18.16%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and Income Securities Fund            -14.78% -2.06%    1.28%    -4.17%
FT VIP Franklin Large Cap Growth Securities Fund             -30.10%  2.99%    6.20%   -15.77%
FT VIP Franklin Small Cap Fund                               -28.08%  2.28%    7.29%   -27.49%
FT VIP Mutual Shares Securities Fund                         -15.69%  5.35%    6.78%   -13.97%
FT VIP Templeton Foreign Securities Fund                     -16.46% -0.65%    7.98%   -10.55%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY


ALLMERICA ADVANTAGE VARIABLE ANNUITY/EXECANNUITY PLUS (FAFLIC) CONT.

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                            Without Surrender Charge
                                                                                                    and Contract Fee
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                              5/22/97   8/1/00   -16.53%  8.36%    8.14%   -10.41%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                                  9/13/93   8/1/00   -29.35%  1.05%    6.66%   -28.27%
Janus Aspen Growth and Income Portfolio                        5/1/98   8/1/00   -18.28%    N/A    6.38%   -18.25%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                                      5/1/00   5/1/02   -46.01%    N/A  -27.54%   -18.92%
MFS New Discovery Series                                       5/1/98   5/1/02   -23.24%    N/A    5.39%   -10.75%
MFS Total Return Series                                        1/3/95   5/1/02    -3.33%  5.78%   10.13%    -4.09%
MFS Utilities Series                                           1/3/95   5/1/02   -33.69%  1.69%    8.54%   -12.63%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA                       4/3/85   5/1/02   -27.00%  4.66%   11.25%   -12.58%
Oppenheimer Global Securities Fund/VA                        11/12/90   5/1/02   -12.37%  8.50%   10.72%    -7.37%
Oppenheimer High Income Fund/VA                               4/30/86   5/1/02    -5.17% -0.50%    5.38%    -5.71%
Oppenheimer Main Street Growth & Income Fund/VA                7/5/95   5/1/02   -12.72%  0.75%    9.06%    -7.10%
Oppenheimer Multiple Strategies Fund/VA                        2/9/87   5/1/02   -11.32%  3.55%    7.28%    -6.16%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio                       10/30/98   8/1/00     1.75%    N/A    3.76%   -15.13%
Pioneer Real Estate Shares VCT Portfolio                       3/1/95   8/1/00    12.56%  5.07%   10.49%     9.53%

Scudder Variable Series II
Scudder Technology Growth Portfolio                            5/3/99   8/1/00   -40.66%    N/A  -13.38%   -43.22%
SVS Dreman Financial Services Portfolio                        5/4/98   8/1/00    -5.57%    N/A    1.38%     6.81%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                   3/31/94   5/1/95   -12.34% -4.04%    1.44%     1.14%

                                                                           With Surrender Charge
                                                                               and Contract Fee*
                                                                                        10 Years
                                                                             10 Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                             -22.58%  7.61%    7.56%   -13.87%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                                 -34.47%  0.12%    6.59%   -31.06%
Janus Aspen Growth and Income Portfolio                      -24.19%    N/A    5.36%   -21.41%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                                    -49.90%    N/A  -29.69%   -24.76%
MFS New Discovery Series                                     -28.76%    N/A    4.35%   -17.18%
MFS Total Return Series                                      -10.29%  4.97%    9.99%   -11.00%
MFS Utilities Series                                         -38.46%  0.76%    8.39%   -18.92%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA                     -32.26%  3.81%   11.25%   -18.88%
Oppenheimer Global Securities Fund/VA                        -18.68%  7.77%   10.72%   -14.04%
Oppenheimer High Income Fund/VA                              -12.00% -1.41%    5.38%   -12.50%
Oppenheimer Main Street Growth & Income Fund/VA              -19.01% -0.18%    8.80%   -13.78%
Oppenheimer Multiple Strategies Fund/VA                      -17.70%  2.66%    7.28%   -12.91%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio                        -5.58%    N/A    2.24%   -18.40%
Pioneer Real Estate Shares VCT Portfolio                       4.55%  4.23%   10.34%     5.61%

Scudder Variable Series II
Scudder Technology Growth Portfolio                          -44.96%    N/A  -14.92%   -45.43%
SVS Dreman Financial Services Portfolio                      -12.39%    N/A    0.24%     2.78%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                  -18.75% -5.03%    1.23%     0.78%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA IMMEDIATE ADVANTAGE VARIABLE ANNUITY (AFLIAC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                           Net Of All Charges
                                                                                                     10 Years
                                                                      Sub-                 10 Years   or Life
                                                            Fund   Account                  or Life   of Sub-
                                                       Inception Inception       1      5   of Fund   Account
Sub-Accounts                                                Date      Date    Year  Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                    4/29/85   2/1/00   -23.30% -0.46%    7.26%   -17.10%
AIT Equity Index Fund                                   9/28/90   2/1/00   -19.50%  1.92%    9.37%   -13.87%
AIT Government Bond Fund                                8/26/91   2/1/00     6.85%  5.16%    4.72%     7.38%
AIT Money Market Fund                                   4/29/85   2/1/00     1.07%  3.51%    3.25%     3.08%
AIT Select Aggressive Growth Fund                       8/21/92   2/1/00   -26.80% -4.95%    5.50%   -25.97%
AIT Select Capital Appreciation Fund                    4/28/95   2/1/00   -12.51%  6.58%   10.90%    -2.67%
AIT Select Emerging Markets Fund                        2/20/98   2/1/00    -8.86%    N/A   -8.43%   -22.50%
AIT Select Growth Fund                                  8/21/92   2/1/00   -28.06% -1.21%    5.83%   -24.10%
AIT Select Growth and Income Fund                       8/21/92   2/1/00   -22.36% -1.71%    5.58%   -15.28%
AIT Select International Equity Fund                     5/2/94   2/1/00   -12.48% -1.02%    4.08%   -13.50%
AIT Select Investment Grade Income Fund                 4/29/85   2/1/00     5.92%  5.21%    5.47%     7.16%
AIT Select Strategic Growth Fund                        2/20/98   2/1/00   -47.62%    N/A  -23.38%   -39.52%
AIT Select Strategic Income Fund                         7/3/00   5/1/01     5.39%    N/A    6.45%     5.10%
AIT Select Value Opportunity Fund                       4/30/93   2/1/00    -4.24%  7.26%   10.58%    15.97%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                          5/1/98   5/1/01   -24.24%    N/A   -2.07%   -20.50%
AIM V.I. Blue Chip Fund                                12/29/99   5/1/01   -25.49%    N/A  -20.22%   -25.83%
AIM V.I. Premier Equity Fund                             5/5/93   5/1/01   -27.79%  0.08%    8.17%   -27.10%
AIM V.I. Basic Value Fund (Series II Shares)            9/10/01   5/1/02       N/A    N/A   -8.52%   -11.18%
AIM V.I. Capital Development Fund
  (Series II Shares)                                     5/1/98   5/1/02   -13.09%    N/A    1.46%    -9.57%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Small Cap Value Portfolio              5/1/01   5/1/02    14.73%    N/A   13.70%    -5.88%
AllianceBernstein Value Portfolio                        5/1/01   5/1/02    -4.15%    N/A   -4.30%    -6.36%
Alliance Growth and Income Portfolio                    1/14/91   5/1/01   -18.95%  6.69%   11.49%   -17.78%
Alliance Premier Growth Portfolio                       6/26/92   5/1/01   -27.84%  1.83%   10.29%   -29.31%
Alliance Technology Portfolio                           1/11/96   5/1/02   -39.56%  2.13%    3.59%   -17.27%

Performance returns given above are for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA IMMEDIATE ADVANTAGE VARIABLE ANNUITY (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                     Net Of All Charges
                                                                                               10 Years
                                                                Sub-                 10 Years   or Life
                                                      Fund   Account                  or Life   of Sub-
                                                 Inception Inception       1      5   of Fund   Account
Sub-Accounts                                          Date      Date    Year  Years (if less) (if less)
-------------------------------------------------------------------------------------------------------

Delaware VIP Trust
Delaware VIP International Value Equity Series   10/29/92   2/1/00    -2.32%  0.45%   6.14%     -1.34%
Delaware VIP Growth Opportunities Series
  (Service Class)                                 7/12/91   5/1/01   -17.48%  5.33%   9.09%    -14.39%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund           5/1/01   5/1/01    -0.60%    N/A  -0.28%     -0.28%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio              10/9/86   2/1/00   -11.30%  3.28%  10.57%     -0.98%
Fidelity VIP Growth Portfolio                     10/9/86   2/1/00   -27.48%  2.74%  10.19%    -20.36%
Fidelity VIP High Income Portfolio                9/19/85   2/1/00   -10.40% -7.21%   1.77%    -16.74%
Fidelity VIP Overseas Portfolio                   1/28/87   2/1/00   -14.45% -2.28%   3.54%    -17.22%
Fidelity VIP II Asset Manager Portfolio            9/6/89   2/1/00   -10.19%  1.72%   6.17%     -7.05%
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                                1/3/95   5/1/01    -4.99%  6.05%  12.60%     -6.03%
Fidelity VIP III Growth Opportunities Portfolio
  (Service Class 2)                                1/3/95   5/1/01   -20.01% -3.64%   5.09%    -18.83%
Fidelity VIP III Mid Cap Portfolio
  (Service Class 2)                              12/28/98   5/1/02     0.08%    N/A  19.20%     -5.31%
Fidelity VIP III Value Strategies Portfolio
  (Service Class 2)                               2/20/02   5/1/02       N/A    N/A  -7.48%    -11.81%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and Income
  Securities Fund                                 1/24/89   5/1/01    -8.16% -1.15%   1.29%    -15.63%
FT VIP Franklin Large Cap Growth Securities Fund   5/1/96   5/1/02   -24.67%  3.86%   6.55%     -9.24%
FT VIP Franklin Small Cap Fund                    11/1/95   5/1/01   -22.47%  3.19%   7.60%    -21.10%
FT VIP Franklin Small Cap Value Securities Fund    5/1/98   5/1/02     6.17%    N/A   2.89%     -6.24%
FT VIP Mutual Shares Securities Fund              11/8/96   5/1/02    -9.15%  6.15%   7.30%     -7.29%
FT VIP Templeton Foreign Securities Fund           5/1/92   5/1/02    -9.98%  0.27%   7.98%     -3.61%

Performance returns given above are for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA IMMEDIATE ADVANTAGE VARIABLE ANNUITY (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                        Net Of All Charges
                                                                                                  10 Years
                                                                   Sub-                 10 Years   or Life
                                                         Fund   Account                  or Life   of Sub-
                                                    Inception Inception       1      5   of Fund   Account
Sub-Accounts                                             Date      Date    Year  Years (if less) (if less)
----------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                     5/22/97   5/1/01   -16.53%  8.36%    8.15%   -12.20%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                         9/13/93   5/1/01   -29.36%  1.82%    7.12%   -30.23%
Janus Aspen Growth and Income Portfolio               5/1/98   5/1/01   -18.28%    N/A    6.38%   -18.89%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                             5/1/00   5/1/02   -46.01%    N/A  -27.54%   -18.92%
MFS New Discovery Series                              5/1/98   5/1/02   -23.24%    N/A    5.39%   -10.76%
MFS Total Return Series                               1/3/95   5/1/02    -3.33%  5.78%   10.13%    -4.09%
MFS Utilities Series                                  1/3/95   5/1/02   -33.69%  1.69%    8.54%   -12.63%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA              4/3/85   5/1/02   -27.00%  4.66%   11.25%   -12.58%
Oppenheimer Global Securities Fund/VA               11/12/90   5/1/02   -12.37%  8.50%   10.72%    -7.37%
Oppenheimer High Income Fund/VA                      4/30/86   5/1/02    -5.17% -0.50%    5.38%    -5.71%
Oppenheimer Main Street Growth & Income
  Fund/VA                                             7/5/95   5/1/02   -12.72%  0.75%    9.06%    -7.10%
Oppenheimer Multiple Strategies Fund/VA               2/9/87   5/1/02   -11.32%  3.55%    7.28%    -6.16%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio              10/30/98   5/1/01     1.75%    N/A    3.79%     1.75%
Pioneer Real Estate Shares VCT Portfolio              3/1/95   5/1/01    12.57%  5.07%   10.49%    16.86%

Scudder Variable Series II
Scudder Technology Growth Portfolio                   5/3/99   5/1/01   -40.68%    N/A  -13.39%   -40.09%
SVS Dreman Financial Services Portfolio               5/4/98   5/1/01    -5.57%    N/A    1.38%    -1.25%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio          3/31/94   2/1/00   -12.34% -4.04%    1.44%   -17.59%

Performance returns given above are for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA PREMIER CHOICE VARIABLE ANNUITY (AFLIAC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                                Without Contract Fee
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                          4/29/85   10/1/01  -23.35% -0.51%    7.21%    -8.84%
AIT Equity Index Fund                                         9/28/90   10/1/01  -19.54%  1.87%    9.32%    -5.02%
AIT Government Bond Fund                                      8/26/91   10/1/01    6.80%  5.11%    4.67%     2.13%
AIT Money Market Fund                                         4/29/85   10/1/01    1.03%  3.46%    3.20%     0.54%
AIT Select Aggressive Growth Fund                             8/21/92   10/1/01  -26.80% -4.98%    5.45%    -3.91%
AIT Select Capital Appreciation Fund                          4/28/95   10/1/01  -12.55%  6.54%   10.85%     8.90%
AIT Select Emerging Markets Fund                              2/20/98   10/1/01   -8.90%    N/A   -8.47%    22.47%
AIT Select Growth Fund                                        8/21/92   10/1/01  -28.10% -1.25%    5.78%   -10.39%
AIT Select Growth and Income Fund                             8/21/92   10/1/01  -22.39% -1.75%    5.53%    -7.13%
AIT Select International Equity Fund                           5/2/94   10/1/01  -12.47% -1.05%    4.04%     3.81%
AIT Select Investment Grade Income Fund                       4/29/85   10/1/01    5.87%  5.17%    5.42%     1.31%
AIT Select Strategic Growth Fund                              2/20/98   10/1/01  -47.64%    N/A  -23.41%    -6.39%
AIT Select Strategic Income Fund                               7/3/00   10/1/01    5.33%    N/A    6.40%     1.21%
AIT Select Value Opportunity Fund                             4/30/93   10/1/01   -4.26%  7.22%   10.53%    13.27%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                5/1/98   10/1/01  -24.27%    N/A   -2.12%     3.14%
AIM V.I. Blue Chip Fund                                      12/29/99   10/1/01  -25.51%    N/A  -20.25%    -7.84%
AIM V.I. Premier Equity Fund                                   5/5/93   10/1/01  -27.82%  0.03%    8.12%   -13.50%
AIM V.I. Basic Value Fund (Series II Shares)                  9/10/01    5/1/02      N/A    N/A   -8.55%   -11.18%
AIM V.I. Capital Development Fund (Series II Shares)           5/1/98    5/1/02  -13.13%    N/A    1.42%    -9.58%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Small Cap Value Portfolio                    5/1/01    5/1/02   14.68%    N/A   13.65%    -5.88%
AllianceBernstein Value Portfolio                              5/1/01    5/1/02   -4.19%    N/A   -4.34%    -6.36%
Alliance Growth and Income Portfolio                          1/14/91   10/1/01  -19.00%  6.63%   11.43%    -4.87%
Alliance Premier Growth Portfolio                             6/26/92   10/1/01  -27.86%  1.79%   10.23%   -10.99%
Alliance Technology Portfolio                                 1/11/96    5/1/02  -39.59%  2.07%    3.54%   -17.28%

                                                                              With Contract Fee*
                                                                                        10 Years
                                                                             10 Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                         -23.38% -2.07%    5.30%    -8.87%
AIT Equity Index Fund                                        -19.78%  0.31%    7.45%    -5.26%
AIT Government Bond Fund                                       6.75%  2.97%    1.92%     2.08%
AIT Money Market Fund                                          0.78%  1.30%    0.29%     0.28%
AIT Select Aggressive Growth Fund                            -26.81% -6.46%    3.80%    -3.92%
AIT Select Capital Appreciation Fund                         -12.63%  4.81%    9.19%     8.82%
AIT Select Emerging Markets Fund                              -8.97%    N/A  -10.11%    22.40%
AIT Select Growth Fund                                       -28.28% -2.65%    3.76%   -10.57%
AIT Select Growth and Income Fund                            -22.41% -3.40%    3.44%    -7.15%
AIT Select International Equity Fund                         -12.65% -2.87%    1.95%     3.63%
AIT Select Investment Grade Income Fund                        5.64%  3.02%    2.80%     1.07%
AIT Select Strategic Growth Fund                             -47.68%    N/A  -24.70%    -6.42%
AIT Select Strategic Income Fund                               5.18%    N/A    6.28%     1.06%
AIT Select Value Opportunity Fund                             -4.36%  5.18%    8.42%    13.16%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                              -24.42%    N/A   -3.60%     2.99%
AIM V.I. Blue Chip Fund                                      -25.52%    N/A  -21.55%    -7.85%
AIM V.I. Premier Equity Fund                                 -27.87% -1.45%    6.44%   -13.55%
AIM V.I. Basic Value Fund (Series II Shares)                     N/A    N/A   -8.56%   -11.19%
AIM V.I. Capital Development Fund (Series II Shares)         -13.13%    N/A    1.41%    -9.58%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Small Cap Value Portfolio                   14.67%    N/A   13.64%    -5.89%
AllianceBernstein Value Portfolio                             -4.20%    N/A   -4.35%    -6.36%
Alliance Growth and Income Portfolio                         -19.30%  4.94%    9.51%    -5.16%
Alliance Premier Growth Portfolio                            -28.08%  0.47%    8.55%   -11.20%
Alliance Technology Portfolio                                -39.59%  2.07%    3.54%   -17.28%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA PREMIER CHOICE VARIABLE ANNUITY (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                                Without Contract Fee
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

Delaware VIP Trust
Delaware VIP International Value Equity Series               10/29/92   10/1/01   -2.37%  0.41%   6.09%     13.05%
Delaware VIP Growth Opportunities Series (Service Class)      7/12/91   10/1/01  -17.52%  5.28%   9.03%      7.99%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund                       5/1/01   10/1/01   -0.59%    N/A  -0.27%     -0.81%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio                          10/9/86   10/1/01  -11.34%  3.23%  10.52%      2.03%
Fidelity VIP Growth Portfolio                                 10/9/86   10/1/01  -27.51%  2.70%  10.14%     -6.40%
Fidelity VIP High Income Portfolio                            9/19/85   10/1/01  -10.44% -7.25%   1.72%     -2.12%
Fidelity VIP Overseas Portfolio                               1/28/87   10/1/01  -14.48% -2.32%   3.49%      6.47%
Fidelity VIP II Asset Manager Portfolio                        9/6/89   10/1/01  -10.23%  1.67%   6.13%     -1.82%
Fidelity VIP II Contrafund Portfolio (Service Class 2)         1/3/95   10/1/01   -5.01%  6.00%  12.55%      5.26%
Fidelity VIP III Growth Opportunities Portfolio (Service
  Class 2)                                                     1/3/95   10/1/01  -20.03% -3.68%   5.04%     -4.07%
Fidelity VIP III Mid Cap Portfolio (Service Class 2)         12/28/98    5/1/02    0.03%    N/A  19.14%     -5.31%
Fidelity VIP III Value Strategies Portfolio (Service Class
  2)                                                          2/20/02    5/1/02      N/A    N/A  -7.49%    -11.82%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and Income Securities Fund             1/24/89   10/1/01   -8.20% -1.19%   1.24%     20.44%
FT VIP Franklin Large Cap Growth Securities Fund               5/1/96    5/1/02  -24.71%  3.81%   6.50%     -9.24%
FT VIP Franklin Small Cap Fund                                11/1/95   10/1/01  -22.50%  3.14%   7.55%      3.41%
FT VIP Franklin Small Cap Value Securities Fund                5/1/98    5/1/02    6.12%    N/A   2.84%     -6.25%
FT VIP Mutual Shares Securities Fund                          11/8/96    5/1/02   -9.19%  6.10%   7.25%     -7.30%
FT VIP Templeton Foreign Securities Fund                       5/1/92    5/1/02  -10.02%  0.22%   7.92%     -3.62%

                                                                              With Contract Fee*
                                                                                        10 Years
                                                                             10 Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

Delaware VIP Trust
Delaware VIP International Value Equity Series                -2.37% -1.63%   3.74%     13.04%
Delaware VIP Growth Opportunities Series (Service Class)     -17.54%  3.74%   7.12%      7.97%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund                      -0.62%    N/A  -0.33%     -0.84%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio                         -11.62%  1.37%   8.73%      1.75%
Fidelity VIP Growth Portfolio                                -27.58%  1.30%   8.51%     -6.47%
Fidelity VIP High Income Portfolio                           -10.54% -9.18%  -0.34%     -2.22%
Fidelity VIP Overseas Portfolio                              -14.50% -4.12%   1.21%      6.45%
Fidelity VIP II Asset Manager Portfolio                      -10.24% -0.11%   3.96%     -1.83%
Fidelity VIP II Contrafund Portfolio (Service Class 2)        -5.03%  4.44%  11.15%      5.25%
Fidelity VIP III Growth Opportunities Portfolio (Service
  Class 2)                                                   -20.03% -5.26%   3.62%     -4.07%
Fidelity VIP III Mid Cap Portfolio (Service Class 2)           0.03%    N/A  19.14%     -5.32%
Fidelity VIP III Value Strategies Portfolio (Service Class
  2)                                                             N/A    N/A  -7.50%    -11.82%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and Income Securities Fund             -8.20% -3.71%  -1.50%     20.44%
FT VIP Franklin Large Cap Growth Securities Fund             -24.71%  3.81%   6.50%     -9.24%
FT VIP Franklin Small Cap Fund                               -22.52%  1.50%   5.69%      3.39%
FT VIP Franklin Small Cap Value Securities Fund                6.12%    N/A   2.84%     -6.25%
FT VIP Mutual Shares Securities Fund                          -9.19%  6.09%   7.25%     -7.30%
FT VIP Templeton Foreign Securities Fund                     -10.03%  0.22%   7.92%     -3.63%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA PREMIER CHOICE VARIABLE ANNUITY (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                                Without Contract Fee
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                              5/22/97   10/1/01  -16.57%  8.31%    8.10%   -11.53%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                                  9/13/93   10/1/01  -29.38%  1.77%    7.07%    -4.06%
Janus Aspen Growth and Income Portfolio                        5/1/98   10/1/01  -18.31%    N/A    6.33%    -2.76%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                                      5/1/00    5/1/02  -46.03%    N/A  -27.57%   -18.92%
MFS New Discovery Series                                       5/1/98    5/1/02  -23.27%    N/A    5.34%   -10.76%
MFS Total Return Series                                        1/3/95    5/1/02   -3.38%  5.73%   10.08%    -4.10%
MFS Utilities Series                                           1/3/95    5/1/02  -33.72%  1.64%    8.49%   -12.63%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA                       4/3/85    5/1/02  -27.04%  4.61%   11.20%   -12.59%
Oppenheimer Global Securities Fund/VA                        11/12/90    5/1/02  -12.41%  8.45%   10.67%    -7.38%
Oppenheimer High Income Fund/VA                               4/30/86    5/1/02   -5.22% -0.55%    5.32%    -5.72%
Oppenheimer Main Street Growth & Income Fund/VA                7/5/95    5/1/02  -12.76%  0.70%    9.00%    -7.10%
Oppenheimer Multiple Strategies Fund/VA                        2/9/87    5/1/02  -11.36%  3.50%    7.22%    -6.16%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio                       10/30/98   10/1/01   28.60%    N/A   10.60%    21.00%
Pioneer Real Estate Shares VCT Portfolio                       3/1/95   10/1/01   12.53%  5.02%   10.43%    14.73%

Scudder Variable Series II
Scudder Technology Growth Portfolio                            5/3/99   10/1/01  -40.68%    N/A  -13.42%    -9.03%
SVS Dreman Financial Services Portfolio                        5/4/98   10/1/01   -5.61%    N/A    1.33%     4.38%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                   3/31/94   10/1/01  -12.38% -4.08%    1.40%     4.57%

                                                                              With Contract Fee*
                                                                                        10 Years
                                                                             10 Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                             -16.60%  6.77%    6.45%   -11.56%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                                 -29.55%  0.35%    5.13%    -4.22%
Janus Aspen Growth and Income Portfolio                      -18.34%    N/A    5.18%    -2.80%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                                    -46.04%    N/A  -27.58%   -18.93%
MFS New Discovery Series                                     -23.28%    N/A    5.33%   -10.76%
MFS Total Return Series                                       -3.38%  5.73%   10.08%    -4.10%
MFS Utilities Series                                         -33.72%  1.64%    8.49%   -12.64%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA                     -27.04%  4.60%   11.20%   -12.59%
Oppenheimer Global Securities Fund/VA                        -12.42%  8.45%   10.67%    -7.38%
Oppenheimer High Income Fund/VA                               -5.22% -0.55%    5.32%    -5.72%
Oppenheimer Main Street Growth & Income Fund/VA              -12.77%  0.70%    9.00%    -7.10%
Oppenheimer Multiple Strategies Fund/VA                      -11.37%  3.50%    7.22%    -6.17%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio                        28.57%    N/A    8.91%    20.98%
Pioneer Real Estate Shares VCT Portfolio                      12.49%  2.65%    8.46%    14.69%

Scudder Variable Series II
Scudder Technology Growth Portfolio                          -40.69%    N/A  -13.97%    -9.04%
SVS Dreman Financial Services Portfolio                       -5.62%    N/A   -0.51%     4.37%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                  -12.54% -6.00%   -0.78%     4.41%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY


ALLMERICA PREMIER CHOICE VARIABLE ANNUITY (FAFLIC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                                Without Contract Fee
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                          4/29/85   12/3/01  -23.35% -0.51%    7.21%   -15.31%
AIT Equity Index Fund                                         9/28/90   12/3/01  -19.54%  1.87%    9.32%   -12.64%
AIT Government Bond Fund                                      8/26/91   12/3/01    6.80%  5.11%    4.68%     2.12%
AIT Money Market Fund                                         4/29/85   12/3/01    1.03%  3.46%    3.20%     0.24%
AIT Select Aggressive Growth Fund                             8/21/92   12/3/01  -26.80% -4.98%    5.45%   -16.51%
AIT Select Capital Appreciation Fund                          4/28/95   12/3/01  -12.55%  6.54%   10.85%    -6.08%
AIT Select Emerging Markets Fund                              2/20/98   12/3/01   -8.90%    N/A   -8.47%     2.20%
AIT Select Growth Fund                                        8/21/92   12/3/01  -28.09% -1.25%    5.78%   -17.75%
AIT Select Growth and Income Fund                             8/21/92   12/3/01  -22.38% -1.75%    5.53%   -14.89%
AIT Select International Equity Fund                           5/2/94   12/3/01  -12.47% -1.05%    4.04%    -1.23%
AIT Select Investment Grade Income Fund                       4/29/85   12/3/01    5.88%  5.17%    5.42%     0.94%
AIT Select Strategic Growth Fund                              2/20/98   12/3/01  -47.64%    N/A  -23.41%   -29.82%
AIT Select Strategic Income Fund                               7/3/00   12/3/01    5.33%    N/A    6.40%     1.01%
AIT Select Value Opportunity Fund                             4/30/93   12/3/01   -4.26%  7.22%   10.53%     0.82%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                5/1/98   12/3/01  -24.27%    N/A   -2.12%    -7.82%
AIM V.I. Blue Chip Fund                                      12/29/99   12/3/01  -25.50%    N/A  -20.25%   -16.69%
AIM V.I. Premier Equity Fund                                   5/5/93   12/3/01  -27.82%  0.03%    8.12%   -20.38%
AIM V.I. Basic Value Fund (Series II Shares)                  9/10/01    5/1/02      N/A    N/A   -8.56%   -11.18%
AIM V.I. Capital Development Fund (Series II Shares)           5/1/98    5/1/02  -13.13%    N/A    1.41%    -9.58%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Small Cap Value Portfolio                    5/1/01    5/1/02   14.68%    N/A   13.65%    -5.89%
AllianceBernstein Value Portfolio                              5/1/01    5/1/02   -4.19%    N/A   -4.34%    -6.36%
Alliance Growth and Income Portfolio                          1/14/91   12/3/01  -19.02%  6.63%   11.43%   -12.19%
Alliance Premier Growth Portfolio                             6/26/92   12/3/01  -27.87%  1.79%   10.23%   -20.47%
Alliance Technology Portfolio                                 1/11/96    5/1/02  -39.59%  2.07%    3.54%   -17.28%

                                                                               With Contract Fee*
                                                                                         10 Years
                                                                              10 Years or Life of
                                                                            or Life of       Sub-
                                                                   1      5       Fund    Account
Sub-Accounts                                                    Year  Years  (if less)  (if less)
-------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                         -23.43% -1.85%    5.59%    -15.38%
AIT Equity Index Fund                                        -19.61%  0.56%    7.74%    -12.71%
AIT Government Bond Fund                                       6.73%  3.28%    2.36%      2.04%
AIT Money Market Fund                                          0.96%  1.65%    0.76%      0.16%
AIT Select Aggressive Growth Fund                            -26.87% -6.26%    4.04%    -16.59%
AIT Select Capital Appreciation Fund                         -12.63%  5.06%    9.44%     -6.16%
AIT Select Emerging Markets Fund                              -8.91%    N/A   -9.81%      2.20%
AIT Select Growth Fund                                       -28.17% -2.43%    4.08%    -17.82%
AIT Select Growth and Income Fund                            -22.46% -3.17%    3.76%    -14.97%
AIT Select International Equity Fund                         -12.55% -2.59%    2.28%     -1.31%
AIT Select Investment Grade Income Fund                        5.80%  3.36%    3.22%      0.87%
AIT Select Strategic Growth Fund                             -47.72%    N/A  -24.56%    -29.90%
AIT Select Strategic Income Fund                               5.26%    N/A    6.32%      0.93%
AIT Select Value Opportunity Fund                             -4.33%  5.49%    8.75%      0.74%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                              -24.34%    N/A   -3.35%     -7.89%
AIM V.I. Blue Chip Fund                                      -25.58%    N/A  -21.39%    -16.77%
AIM V.I. Premier Equity Fund                                 -27.89% -1.24%    6.69%    -20.46%
AIM V.I. Basic Value Fund (Series II Shares)                     N/A    N/A   -8.56%    -11.18%
AIM V.I. Capital Development Fund (Series II Shares)         -13.13%    N/A    1.41%     -9.58%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Small Cap Value Portfolio                   14.68%    N/A   13.65%     -5.89%
AllianceBernstein Value Portfolio                             -4.19%    N/A   -4.34%     -6.36%
Alliance Growth and Income Portfolio                         -19.10%  5.21%    9.81%    -12.27%
Alliance Premier Growth Portfolio                            -27.95%  0.68%    8.81%    -20.55%
Alliance Technology Portfolio                                -39.59%  2.07%    3.54%    -17.28%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA PREMIER CHOICE VARIABLE ANNUITY (FAFLIC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                                Without Contract Fee
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

Delaware VIP Trust
Delaware VIP International Value Equity Series               10/29/92   12/3/01   -2.36%  0.41%   6.09%      6.19%
Delaware VIP Growth Opportunities Series (Service Class)      7/12/91   12/3/01  -17.52%  5.28%   9.03%     -8.17%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund                       5/1/01   12/3/01   -0.58%    N/A  -0.26%     -0.74%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio                          10/9/86   12/3/01  -11.33%  3.23%  10.52%     -4.31%
Fidelity VIP Growth Portfolio                                 10/9/86   12/3/01  -27.51%  2.70%  10.14%    -18.84%
Fidelity VIP High Income Portfolio                            9/19/85   12/3/01  -10.44% -7.25%   1.73%     -5.23%
Fidelity VIP Overseas Portfolio                               1/28/87   12/3/01  -14.48% -2.32%   3.49%     -2.56%
Fidelity VIP II Asset Manager Portfolio                        9/6/89   12/3/01  -10.23%  1.67%   6.13%     -8.08%
Fidelity VIP II Contrafund Portfolio (Service Class 2)         1/3/95   12/3/01   -5.04%  6.00%  12.55%      0.88%
Fidelity VIP III Growth Opportunities Portfolio (Service
  Class 2)                                                     1/3/95   12/3/01  -20.03% -3.68%   5.04%    -12.60%
Fidelity VIP III Mid Cap Portfolio (Service Class 2)         12/28/98    5/1/02    0.03%    N/A  19.14%     -5.31%
Fidelity VIP III Value Strategies Portfolio (Service Class
  2)                                                          2/20/02    5/1/02      N/A    N/A  -7.50%    -11.82%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and Income Securities Fund             1/24/89   12/3/01   -8.20% -1.19%   1.24%     12.22%
FT VIP Franklin Large Cap Growth Securities Fund               5/1/96    5/1/02  -24.71%  3.81%   6.50%     -9.24%
FT VIP Franklin Small Cap Fund                                11/1/95   12/3/01  -22.50%  3.14%   7.55%    -13.94%
FT VIP Franklin Small Cap Value Securities Fund                5/1/98    5/1/02    6.12%    N/A   2.84%     -6.25%
FT VIP Mutual Shares Securities Fund                          11/8/96    5/1/02   -9.19%  6.09%   7.25%     -7.30%
FT VIP Templeton Foreign Securities Fund                       5/1/92    5/1/02  -10.02%  0.22%   7.92%     -3.62%

                                                                              With Contract Fee*
                                                                                   10   10 Years
                                                                                Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

Delaware VIP Trust
Delaware VIP International Value Equity Series                -2.44% -1.34%   4.10%      6.12%
Delaware VIP Growth Opportunities Series (Service Class)     -17.59%  3.96%   7.41%     -8.25%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund                      -0.65%    N/A  -0.39%     -0.82%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio                         -11.41%  1.68%   9.01%     -4.39%
Fidelity VIP Growth Portfolio                                -27.58%  1.50%   8.76%    -18.91%
Fidelity VIP High Income Portfolio                           -10.52% -8.89%  -0.02%     -5.31%
Fidelity VIP Overseas Portfolio                              -14.55% -3.87%   1.56%     -2.64%
Fidelity VIP II Asset Manager Portfolio                      -10.31%  0.14%   4.29%     -8.16%
Fidelity VIP II Contrafund Portfolio (Service Class 2)        -5.11%  4.66%  11.34%      0.80%
Fidelity VIP III Growth Opportunities Portfolio (Service
  Class 2)                                                   -20.10% -5.05%   3.82%    -12.68%
Fidelity VIP III Mid Cap Portfolio (Service Class 2)           0.03%    N/A  19.14%     -5.31%
Fidelity VIP III Value Strategies Portfolio (Service Class
  2)                                                             N/A    N/A  -7.50%    -11.82%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and Income Securities Fund             -8.27% -3.35%  -1.08%     12.15%
FT VIP Franklin Large Cap Growth Securities Fund             -24.71%  3.81%   6.50%     -9.24%
FT VIP Franklin Small Cap Fund                               -22.57%  1.73%   5.96%    -14.02%
FT VIP Franklin Small Cap Value Securities Fund                6.12%    N/A   2.84%     -6.25%
FT VIP Mutual Shares Securities Fund                          -9.19%  6.09%   7.25%     -7.30%
FT VIP Templeton Foreign Securities Fund                     -10.02%  0.22%   7.92%     -3.62%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY


ALLMERICA PREMIER CHOICE VARIABLE ANNUITY (FAFLIC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                                 Without Contract Fee
                                                                                                             10 Years
                                                                            Sub-                  10 Years or Life of
                                                                  Fund   Account                or Life of       Sub-
                                                             Inception Inception       1      5       Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years  (if less)  (if less)
----------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                              5/22/97   12/3/01  -16.57%  8.31%    8.10%    -17.52%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                                  9/13/93   12/3/01  -29.38%  1.77%    7.07%    -14.60%
Janus Aspen Growth and Income Portfolio                        5/1/98   12/3/01  -18.31%    N/A    6.33%     -9.27%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                                      5/1/00    5/1/02  -46.04%    N/A  -27.57%    -18.93%
MFS New Discovery Series                                       5/1/98    5/1/02  -23.27%    N/A    5.34%    -10.76%
MFS Total Return Series                                        1/3/95    5/1/02   -3.38%  5.73%   10.08%     -4.10%
MFS Utilities Series                                           1/3/95    5/1/02  -33.72%  1.64%    8.49%    -12.63%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA                       4/3/85    5/1/02  -27.04%  4.60%   11.20%    -12.59%
Oppenheimer Global Securities Fund/VA                        11/12/90    5/1/02  -12.41%  8.45%   10.67%     -7.38%
Oppenheimer High Income Fund/VA                               4/30/86    5/1/02   -5.22% -0.55%    5.32%     -5.72%
Oppenheimer Main Street Growth & Income Fund/VA                7/5/95    5/1/02  -12.77%  0.70%    9.00%     -7.10%
Oppenheimer Multiple Strategies Fund/VA                        2/9/87    5/1/02  -11.36%  3.50%    7.22%     -6.16%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio                       10/30/98   12/3/01   28.60%    N/A   10.60%      7.69%
Pioneer Real Estate Shares VCT Portfolio                       3/1/95   12/3/01   12.53%  5.02%   10.44%     14.47%

Scudder Variable Series II
Scudder Technology Growth Portfolio                            5/3/99   12/3/01  -40.68%    N/A  -13.42%    -29.66%
SVS Dreman Financial Services Portfolio                        5/4/98   12/3/01   -5.61%    N/A    1.33%      2.06%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                   3/31/94   12/3/01  -12.38% -4.08%    1.40%     -1.80%

                                                                              With Contract Fee*
                                                                                        10 Years
                                                                             10 Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                             -16.65%  6.99%    6.68%   -17.60%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                                 -29.46%  0.57%    5.43%   -14.68%
Janus Aspen Growth and Income Portfolio                      -18.38%    N/A    5.33%    -9.34%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                                    -46.04%    N/A  -27.58%   -18.93%
MFS New Discovery Series                                     -23.27%    N/A    5.34%   -10.76%
MFS Total Return Series                                       -3.38%  5.73%   10.08%    -4.10%
MFS Utilities Series                                         -33.72%  1.64%    8.49%   -12.63%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA                     -27.04%  4.60%   11.20%   -12.59%
Oppenheimer Global Securities Fund/VA                        -12.41%  8.45%   10.67%    -7.38%
Oppenheimer High Income Fund/VA                               -5.22% -0.55%    5.32%    -5.72%
Oppenheimer Main Street Growth & Income Fund/VA              -12.77%  0.70%    9.00%    -7.10%
Oppenheimer Multiple Strategies Fund/VA                      -11.36%  3.50%    7.22%    -6.16%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio                        28.53%    N/A    9.14%     7.61%
Pioneer Real Estate Shares VCT Portfolio                      12.46%  2.99%    8.75%    14.40%

Scudder Variable Series II
Scudder Technology Growth Portfolio                          -40.76%    N/A  -13.94%   -29.73%
SVS Dreman Financial Services Portfolio                       -5.69%    N/A   -0.27%     1.98%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                  -12.46% -5.70%   -0.43%    -1.88%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

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Allmerica Financial Services

Allmerica Financial is a diversified group of insurance and financial services companies. Allmerica Financial Life Insurance and Annuity Company is a leading provider of insurance and annuity products which was founded in 1967, and is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company. Established in 1844, First Allmerica Financial is the fifth oldest, and one of the most respected, life insurance companies in the nation. Our financial expertise, combined with a range of insurance and investment products, allows us to help you create sound financial solutions to meet your individual needs. To be preceded or accompanied by the current prospectus. Read it carefully before investing. If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-533-7881.

Allmerica Advantage Variable Annuity . ExecAnnuity Plus

Immediate Advantage . Premier Choice

Products are issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in NY) and offered by Allmerica Investments, Inc., member NASD/SIPC.

THE ALLMERICA FINANCIAL COMPANIES First Allmerica Financial Life Insurance Company . Allmerica Financial Life Insurance and Annuity Company (all states except NY) Allmerica Trust Company, N.A. . Allmerica Investments, Inc. . Allmerica Investment Management Company, Inc. . Financial Profiles, Inc. The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial Alliance Insurance Company . Allmerica Asset Management, Inc. Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of America . Citizens Management Inc. 440 Lincoln Street, Worcester, Massachusetts 01653

AFSSEMIRPT2 (6/02)

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Annual Reports dated June 30, 2002, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica Life Insurance and Annuity Company, Separate Account VA-K (File No. 811-6293) and First Allmerica Financial Life Insurance and Annuity Company, Separate Account VA-K (File No. 811-8114), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein as certain series of Allmerica Investment Trust filed on Form N-30D on August 21, 2002. Accession number 0000927016-02-004243.